Annual Total Returns (Vanguard New York Tax-Exempt Money Market Fund - Investor Shares Retail) (Vanguard New York Tax-Exempt Money Market Fund, Vanguard New York Tax-Exempt Money Market Fund - Investor Shares)
12 Months Ended
Nov. 30, 2013
Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Annual Total Return
2013	0.01%
2012	0.03%
2011	0.05%
2010	0.10%
2009	0.29%
2008	2.12%
2007	3.58%
2006	3.33%
2005	2.30%
2004	1.09%